INVESTMENT SECURITIES - Investments in equity securities at fair value through OCI (Details) - Investments in equity instruments designated at fair value through other comprehensive income [member] - Equity investments [member] - Investment securities at fair value [member] - COP ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Cost	$ 515,160	$ 597,035
Unrealized Gain	1,092,859	836,645
Unrealized Losses	(8,540)	(12,377)
Fair Value	1,599,479	1,421,303
Colombia, Pesos
Disclosure of financial assets [line items]
Cost	462,233	546,822
Unrealized Gain	1,091,504	832,222
Unrealized Losses	(4,769)	(2,799)
Fair Value	1,548,968	1,376,245
Foreign currency [member]
Disclosure of financial assets [line items]
Cost	52,927	50,213
Unrealized Gain	1,355	4,423
Unrealized Losses	(3,771)	(9,578)
Fair Value	$ 50,511	$ 45,058